Subordinated liabilities - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Issuances	£ 5,075	£ 3,856
Redemption of subordinated debt	6,599	£ 5,954
Barclays Bank PLC loans issued intra-group Barclays PLC | Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuances	4,920
Redemption of subordinated debt	2,065
Barclays Bank PLC externally issued
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	4,534
USD Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	73
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	73
ZAR Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuances	82
10% GBP Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,961
Interest rate	10.00%
6% EUR Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,339
Interest rate	6.00%
10.179% USD Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,075
Interest rate	10.179%
EUR Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 86